VIA EDGAR and Overnight Mail
Helena Lee Assistant General Counsel T + 1 310 772 6259 F +1 310 772 6569 HLee@sunamerica.com	January 30, 2015 Ms. Sally Samuel
Senior Counsel
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Variable Annuity Life Insurance Company Separate Account A (“Registrant”)
The Variable Annuity Life Insurance Company (“Depositor”)
Polaris Platinum III Variable Annuity
Initial Form N-4
File Nos. 333- and 811-03240

Dear Ms. Samuel:

On behalf of the Registrant and Depositor, submitted herewith pursuant to the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”) is a copy of the Initial N-4 registration statement (“Initial N-4”) filed on January 30, 2015. The purpose of this filing is to register, for the above Registrant, a clone of a currently marketed variable annuity product issued through American General Life Insurance Company which was last reviewed by the Staff under Post-Effective Amendment No. 5 and Amendment No. 6, File Nos. 333-157199 and 811-03859 filed on June 16, 2010.

Please note that the Registrant has removed all financial statements and references to Independent Auditors from this Initial N-4. Registrant commits to file a pre-effective amendment that will include the Staff’s comments as well as the appropriate financial statements and Auditor’s consent.

Registrant would like the registration statement to become effective on April 30, 2015. For that to be feasible, we would need to receive comments from the Staff by March 13, 2015. We would then have sufficient time to work with the Staff on addressing any comments, file a pre-effective amendment reflecting those comments and print final prospectuses for delivery to our fulfillment vendor. We would appreciate the Staff’s efforts to accommodate this schedule.

Should you have any questions or need any additional information, please do not hesitate to contact me at (310) 772-6259 or e-mail: hlee@sunamerica.com.

Very truly yours,

/s/ HELENA LEE

Helena Lee
Assistant General Counsel